Basis of Preparation	12 Months Ended
Dec. 31, 2021
Basis of Preparation

3.	Basis of Preparation
3.1	Basis of elaboration

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board, IASB.

The Company’s Management believes that all the relevant information used in its management is evidenced in the consolidated financial statements, and that it corresponds to that used by Management in administering the Company.

The issuance of these consolidated financial statements was approved by Board of Directors on April 27, 2022.

3.2	Functional and presentation currency

The consolidated financial statements are presented in Brazilian Reais, which is the functional and presentation currency of the Company. Balances herein have been rounded to the nearest thousand, unless otherwise indicated.

3.3	Basis of measurement

The consolidated financial statements were prepared based on the historical cost, except for certain financial instruments and investments measured at fair value, as described in the respective accounting policies and notes.

3.4	Use of estimates and judgments

In the preparation of these consolidated financial statements, Management used judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses of the Company. Actual results may differ from those estimates.

Estimates and assumptions are reviewed on a continuous basis. The revisions to the estimates are recognized prospectively.

3.4.1	Judgments

Information about judgment referring to the adoption of accounting policies which significantly impacts the amounts recognized in the consolidated financial statements, except those involving estimates, is included in the following notes:

·	Note 4.1 - Basis of consolidation; and
·	Note 4.2 - Financial instruments.
3.4.2	Uncertainties over assumptions and estimates

Information on uncertainties related to assumptions and estimates with a reasonable possibility of leading to significant adjustments of resulting in a material change within the next financial year is included in the following notes:

·	Notes 4.3 and 9 - Sectorial financial assets and liabilities;
·	Notes 4.4 and 10 - Accounts receivable related to the concession
·	Notes 4.5 and 11 - Contract assets;
·	Notes 4.8 and 18 - Property, plant and equipment;
·	Notes 4.9 and 19 - Intangible assets;
·	Notes 4.10.1 and 7.3 - Expected Credit Losses;
·	Notes 4.10.2 and 18.4 - Impairment of assets;
·	Notes 4.11 and 30 - Provisions for litigation and contingent liabilities;
·	Note 4.12 - Revenue recognition;
·	Note 4.14 - Power purchase and sale transactions in the Spot Market (Electric Energy Trading Chamber - CCEE);
·	Note 4.15 - Derivative financial instruments;
·	Note 4.16.2 and 13.1 - Deferred income tax and social contribution; and
·	Note 4.17 and 24 – Post-employment benefits.
3.5	Management’s judgment on going concern

Management has concluded that there are no material uncertainties that cast doubt on the Company’s ability to continue as a going concern. No events or conditions were identified that may raise significant doubts on its ability to continue as a going concern.

The main bases of judgment used for such conclusion are: (i) main activities resulting from long-term concessions; (ii) robust equity; (iii) strong operating cash generation, including financial capacity to settle commitments entered into with financial institutions; (iv) historical profitability; and (v) fulfillment of the objectives and targets set forth in the Company’s Strategic Planning, which is approved by Management, monitored and reviewed periodically, seeking the continuity of its activities.